Accounts receivable and accrued revenues (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Accounts receivable and accrued revenues [Abstract]
Accounts receivable and accrued revenues	$ 55,684	$ 59,465